Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Financing Receivables Impaired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Direct Financing Lease, Lease Receivable	¥ 216,463	¥ 221,908